NATURE OF BUSINESS AND GOING CONCERN (Details 1) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Assets
Cash	$ 7,820	$ 16,890	$ 545	$ 6,426
Prepayment and other assets	26,649	0
Property and equipment, net	19,240	0
Total assets of VIEs	56,203	16,890
Liabilities
Accrued liabilities and other payable	211,649	228,965
Due to related parties	27,955	112,151
Total liabilities of VIEs	262,969	363,316
Variable Interest Entities (VIE) [Member]
Assets
Cash	2,961	5,767
Prepayment and other assets	29,143	0
Property and equipment, net	19,240	0
Total assets of VIEs	51,344	5,767
Liabilities
Accrued liabilities and other payable	447,869	362,836
Due to VIE holding companies	19,316	18,646
Due to related parties	2,232,617	2,237,667
Total liabilities of VIEs	$ 2,699,802	$ 2,619,149